Supplement to the
Fidelity® Southeast Asia Fund
Class F
December 30, 2009
Prospectus

Shareholder Meeting. The Board of Trustees has approved a new management contract for Fidelity Southeast Asia Fund. Subject to shareholder approval, the new management contract will change the performance adjustment index from the MSCI® AC (All Country) Far East ex Japan Index to the MSCI AC (All Country) Asia ex Japan Index and allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law. If shareholders approve the proposal to change the performance adjustment index, the fund also intends to change its name to Fidelity Emerging Asia Fund and to adopt a new policy of normally investing at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. If approved, the changes will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the fourth quarter of 2010.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposals. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

SEA-F-10-01 July 28, 2010
1.903240.102

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2009
Prospectus

Shareholder Meeting. The Board of Trustees has approved a new management contract for Fidelity Southeast Asia Fund. Subject to shareholder approval, the new management contract will change the performance adjustment index from the MSCI® AC (All Country) Far East ex Japan Index to the MSCI AC (All Country) Asia ex Japan Index and allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law. If shareholders approve the proposal to change the performance adjustment index, the fund also intends to change its name to Fidelity Emerging Asia Fund and to adopt a new policy of normally investing at least 80% of the fund's assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. If approved, the changes will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the fourth quarter of 2010.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposals. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces similar information for Wilson Wong in the "Fund Summary" section for Fidelity China Region Fund on page 7.

Joseph Tse has served as manager of the fund since January 2010.

The following information replaces similar information for Wilson Wong in the "Fund Management" section on page 49.

Joseph Tse is manager of Fidelity China Region Fund, which he has managed since January 2010. Since joining Fidelity Investments in 1990, Mr. Tse has worked as an analyst and manager.

TIF-10-02 July 28, 2010
1.483702.168